Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
15.	INCOME TAXES

Cayman

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

Qifei International, 360 International and Qiji International, incorporated in 2010, are subject to the unified tax rate of 16.5% in Hong Kong for the year ended December 31, 2011 and 2012. Under the Hong Kong tax laws, Qifei International, 360 International and Qiji International are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Group's PRC entities are subject to Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws.

The Enterprise Income Tax Law ("the New EIT Law") became effective on January 1, 2008. The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law and its implementing rules, an enterprise which qualifies as a "high and new technology enterprise" ("HNTE") is entitled to a tax rate of 15%.

On April 21, 2010, the State Administration of Taxation issued Circular 157 Further Clarification on Implementation of Preferential EIT Rate during Transition Periods ("Circular 157"). Circular 157 seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the New EIT Law. Prior to Circular 157, Qizhi Software interpreted the law to mean that if an HNTE entity was in a tax holiday period, including "2-year exemption plus 3-year half rate", "5-year exemption plus 5-year half rate" and other tax exemptions and reductions, where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the New EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either the lower of 15% or 50% of the standard PRC tax rate (i.e. currently 25%). Circular 157 is unclear as to whether its effect is retrospective but the Group's understanding is that the State Administration of Taxation has taken the position that the Circular applies only to tax years commencing from January 1, 2010. However, Qizhi Software confirmed with the relevant local tax district that entities that qualify for "3-year exemption plus 3-year half rate" tax holiday as HNTEs and which is registered in Experimental Area for Developing New-Technology Industries of Beijing, notwithstanding Circular 157, can still be subject to 7.5% EIT for the year ended December 31, 2010. As a consequence, Qizhi Software was entitled to a tax rate of 7.5% in 2010. Qizhi Software received a renewal of its HNTE status in October 2011 and was entitled to a reduced EIT rate of 15% for 2011 and 2012.

Beijing Qihu was recognized as a HNTE by relevant PRC government authorities and entitled to PRC Enterprise Income Tax of 15% tax rate for the years ended December 31, 2010 and 2011, respectively. In July 2012, Beijing Qihu received a renewal of its HNTE status and is still entitled to 15% tax rate for the years ended December 31, 2012.

Shanghai Qitai is approved by the local tax authority to file its income tax by adopting the "deemed-profit method". Under this method, Shanghai Qitai filed its income tax by calculating as 2.5% of the gross revenues.

3G, QBTX, QH360, Yuan Tu and CDQY are subject to the unified tax rate of 25% for the years ended December 31, 2010, 2011 and 2012, respectively.

Beijing Star World is recognized as a HNTE by relevant PRC government authorities starting on November 21, 2011, and is subject to tax rate of 25% for the years ended December 31, 2010 and 15% for the years ended December 31, 2011 and 2012, respectively.

Shanghai JN and YZT are all subject to the unified tax rate of 25% for the year ended December 31, 2011 and 2012.

Tianjin Qisi is recognized as Software Enterprise by relevant PRC government authorities in March 2011 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. For the year ended December 31, 2012, Tianjin Qisi starts to enjoy the first year tax exemption.

Ceteng, which was incorporated in 2011, is recognized as Software Enterprises by relevant PRC government authorities on December 19, 2011 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. Until the year ended December 31, 2012, Ceteng is still as accumulated loss for EIT.

QFXY, which was incorporated in 2012, is recognized as Software Enterprises by relevant PRC government authorities in November 2012 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. QFXY is subject to the unified tax rate of 25% for the year ended December 31, 2012.

QCYS, SYQJ, QFT, SHJL, 360 Youjiu, BJCX, Shanghai QH, and WBKS, which were incorporated or acquired in 2012, are all subject to the unified tax rate of 25% for the year ended December 31, 2012.

BJJY was acquired in 2012 and is recognized as Software Enterprise by relevant PRC government authorities in 2011 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. BJJY was entitled to a tax rate of 50% of the applicable rate for 2012 which was 12.5%.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company, its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax. The Company's PRC entities historically have not declared or paid any dividends.

Aggregate undistributed earnings of the Company's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC that are available for distribution to the Company of approximately $142,121 at December 31, 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Detailed information about income tax of the Group's subsidiaries and VIEs is as below:

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the year ended December 31,
	2010	2011	2012

Current income tax expense	$403	$10,724	$12,062
Deferred income tax expense (benefit)	60	150	(683)
Total income tax expense	$463	$10,874	$11,379

The principal components of the deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012

Current deferred tax assets:
Accrued payroll	$797	$1,950
Provision of allowance for doubtful accounts	15	125
Deferred revenue-current	-	196
Other assets	52	-
Less: Valuation allowance	(6)	(140)
Current deferred tax assets, net	858	2,131
Noncurrent deferred tax assets:
Deferred revenue-noncurrent	457	440
Acquired intangible assets	57	175
Advertising and promotion expenses	23	-
Subsidy income	-	130
Net operating loss carry forwards	1,137	975
Less: Valuation allowance	(1,160)	(975)
Noncurrent deferred tax assets, net	514	745
Noncurrent deferred tax liabilities:
Acquired intangible assets	507	425
Subsidy income	-	365
Noncurrent deferred tax liabilities	$507	$790

The Company operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis. The subsidiaries and VIEs registered in the PRC have total net operating loss carry forwards of $5,546 as of December 31, 2012 which will expire on various dates between December 31, 2013 and December 31, 2017.

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before income tax and the actual provision for income tax is as follows:

	For the year ended December 31,
	2010	2011	2012

Income before income tax expense	$9,011	$25,855	62,695
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	2,253	6,464	15,674
Permanent differences	75	116	870
Effect of different income tax calculation
method required by tax bureau	(2,416)	(84)	67
Effect of different income tax rates
in other jurisdictions	1,093	10,585	12,192
Effect of income tax holiday
and preferential tax rates	(717)	(7,036)	(17,844)
Changes in valuation allowance	175	829	420
Income tax expense	$463	$10,874	$11,379

Certain consolidated entities of the Group enjoy tax holidays granted by the local tax authorities. Without the tax holidays, the Group's income tax expense would have increased by $717, $7,036 and $17,844 for the years ended December 31, 2010, 2011 and 2012, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.01, $0.05 and $0.10 for the years ended December 31, 2010, 2011 and 2012, respectively.